CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS DEFICIT (Unaudited) - USD ($)	Total	Common Stock	Additional Paid-in Capital	Noncontrolling Interest	Accumulated other comprehensive loss	Accumulated Loss
Balance, shares at Dec. 31, 2018		6,000,000
Balance, amount at Dec. 31, 2018	$ (44,067)	$ 6,000	$ 351,583	$ (401,792)	$ 142	$ 0
Foreign currency translation adjustment	(3,902)	0	0	0	(3,902)	0
Net loss for the year	(598,941)	$ 0	0	(598,941)	0	0
Balance, shares at Dec. 31, 2019		6,000,000
Balance, amount at Dec. 31, 2019	(646,910)	$ 6,000	351,583	0	(3,760)	(1,000,733)
Foreign currency translation adjustment	(3,457)	0	0	0	(3,457)	0
Net loss for the year	(212,107)	$ 0	0	0	0	(212,107)
Balance, shares at Mar. 31, 2020		6,000,000
Balance, amount at Mar. 31, 2020	(862,474)	$ 6,000	351,583	0	(7,217)	(1,212,840)
Balance, shares at Dec. 31, 2019		6,000,000
Balance, amount at Dec. 31, 2019	(646,910)	$ 6,000	351,583	0	(3,760)	(1,000,733)
Net loss for the year	(644,131)
Balance, shares at Jun. 30, 2020		6,000,000
Balance, amount at Jun. 30, 2020	(1,296,903)	$ 6,000	351,583	0	(9,622)	(1,644,864)
Balance, shares at Dec. 31, 2019		6,000,000
Balance, amount at Dec. 31, 2019	(646,910)	$ 6,000	351,583	0	(3,760)	(1,000,733)
Foreign currency translation adjustment	(3,360)	0	0	0	(3,360)	0
Net loss for the year	(907,225)	$ 0	0	(901,521)	0	(5,704)
Shares issued for acquisition of legal acquirer, shares		3,800,000
Shares issued for acquisition of legal acquirer, amount	0	$ 3,800	0	(3,800)	0	0
Non-controlling interest from investment in a subsidiary	129	$ 0	0	0	0	129
Balance, shares at Dec. 31, 2020		9,800,000
Balance, amount at Dec. 31, 2020	(1,557,366)	$ 9,800	351,583	(5,575)	(7,120)	(1,906,054)
Balance, shares at Mar. 31, 2020		6,000,000
Balance, amount at Mar. 31, 2020	(862,474)	$ 6,000	351,583	0	(7,217)	(1,212,840)
Foreign currency translation adjustment	(2,405)	0	0	0	(2,405)	0
Net loss for the year	(432,024)	$ 0	0	0	0	(432,024)
Balance, shares at Jun. 30, 2020		6,000,000
Balance, amount at Jun. 30, 2020	(1,296,903)	$ 6,000	351,583	0	(9,622)	(1,644,864)
Balance, shares at Dec. 31, 2020		9,800,000
Balance, amount at Dec. 31, 2020	(1,557,366)	$ 9,800	351,583	(5,575)	(7,120)	(1,906,054)
Foreign currency translation adjustment	4,067	0	0	25	4,042	0
Net loss for the year	(35,214)	$ 0	0	(4,280)	0	(30,934)
Balance, shares at Mar. 31, 2021		9,800,000
Balance, amount at Mar. 31, 2021	(1,588,513)	$ 9,800	351,583	(9,830)	(3,078)	(1,936,988)
Balance, shares at Dec. 31, 2020		9,800,000
Balance, amount at Dec. 31, 2020	(1,557,366)	$ 9,800	351,583	(5,575)	(7,120)	(1,906,054)
Net loss for the year	(138,629)
Balance, shares at Jun. 30, 2021		9,800,000
Balance, amount at Jun. 30, 2021	(1,562,508)	$ 9,800	351,583	(17,247)	(2,812)	(1,903,832)
Balance, shares at Mar. 31, 2021		9,800,000
Balance, amount at Mar. 31, 2021	(1,588,513)	$ 9,800	351,583	(9,830)	(3,078)	(1,936,988)
Foreign currency translation adjustment	196	0	0	(11)	207	0
Net loss for the year	(103,415)	0	0	(7,406)	0	(96,009)
Disposal of a subsidiary	129,224	$ 0	0	0	59	129,165
Balance, shares at Jun. 30, 2021		9,800,000
Balance, amount at Jun. 30, 2021	$ (1,562,508)	$ 9,800	$ 351,583	$ (17,247)	$ (2,812)	$ (1,903,832)